CONFIDENTIAL

FOR COMMISSION USE ONLY

April 15, 2011

Securities and Exchange Commission

Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549

Re:   Registration Statement on Form S-4

Ladies and Gentlemen:

Tutor Perini Corporation (the “Issuer”), Perini Building Company, Inc., Rudolph And Sletten, Inc., Tutor Saliba LLC, Tutor Saliba Corporation, Powerco Electric Corp., Perini Environmental Services, Inc., International Construction Management Services, Inc., Percon Constructors, Inc., Tutor Holdings, LLC, Tutor Pacific Construction, LLC, Tutor Micronesia Construction, LLC, Daniel J. Keating Construction Company, LLC, James A. Cummings, Inc., G.W. Murphy Construction Company, Inc., E.E. Black, Limited, Cherry Hill Construction, Inc., Perini Management Services, Inc., Perini Land And Development Company, Inc., Paramount Development Associates, Inc., R.E. Dailey & Co., Desert Plumbing & Heating Co., Inc., Black Construction Investments, Inc., TPC Aggregates, LLC, Bow Equipment Leasing Company, Inc., Perland Construction, Inc. (taken together, the “Registrants”) have filed with the Securities and Exchange Commission (the “Commission”) a joint Registration Statement on Form S-4 (the “Registration Statement”). The Registration Statement relates to the issuance of 7 5/8% Senior Subordinated Notes due 2018 (the “New Notes”) by the Registrants in exchange for and in replacement of the Issuer’s 7 5/8% Senior Subordinated Notes due 2018 issued on October 20, 2010 (the “Old Notes”), of which $300,000,000 in aggregate principal amount is outstanding and is subject to the exchange offer pursuant to the Registration Statement (the “Exchange Offer”).

This letter is to supplementally advise the Commission that the Registrants are registering the Registrants’ Exchange Offer in reliance on the Commission’s position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) (“Exxon Capital”), Morgan Stanley & Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993).

The Registrants hereby represent that they and their affiliates have not entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of the Registrants’ information and belief, each person participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer.  In this regard, the Registrants will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any securityholder using the Exchange Offer to participate in a distribution of the securities to be acquired in the Exchange Offer (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and must comply with the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”) in connection with a secondary resale transaction, and (ii) if such person is a broker-dealer who acquired Old Notes for its own account as a result of market-making activities or other trading activities and who receives New Notes pursuant to the Exchange Offer, such person may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of the New Notes received in respect of such Old Notes pursuant to the Exchange Offer, which may be the prospectus for the Exchange Offer so long as it contains a plan of distribution with respect to the resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of New Notes held by the broker-dealer).  The Registrants acknowledge that such a secondary resale transaction by a person participating in the Exchange Offer for the purpose of distributing the New Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

The Registrants also hereby represent that they will include in the offering material, including in the Letter of Transmittal, if the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market making activities or other trading activities, an acknowledgment that such holder will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of New Notes received in respect of such Old Notes pursuant to the Exchange Offer.

The Registrants also hereby represent that they will include a representation in the offering material, including the Letter of Transmittal, to the effect that, by accepting the Exchange Offer, the exchange offeree represents to the Registrants that it is not engaged in, and does not intend to engage in, a distribution of the New Notes.

Sincerely,

Tutor Perini Corporation
Perini Building Company, Inc.
Rudolph And Sletten, Inc.
Tutor-Saliba LLC
Tutor-Saliba Corporation
Powerco Electric Corp.
Perini Environmental Services, Inc.
International Construction Management Services, Inc.
Percon Constructors, Inc.
Tutor Holdings, LLC
Tutor Pacific Construction, LLC
Tutor Micronesia Construction, LLC
Daniel J. Keating Construction Company, LLC
James A. Cummings, Inc.
G.W. Murphy Construction Company, Inc.
E.E. Black, Limited
Cherry Hill Construction, Inc.
Perini Management Services, Inc.
Perini Land And Development Company, Inc.
Paramount Development Associates, Inc.
R.E. Dailey & Co.
Desert Plumbing & Heating Co., Inc.
Black Construction Investments, Inc.
TPC Aggregates, LLC
Bow Equipment Leasing Company, Inc.
Perland Construction, Inc.

By:	/s/ William B. Sparks
William B. Sparks
Authorized Signatory